Derivative Instruments and Hedging Activities	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

The Partnership uses derivative instruments in accordance with its overall risk management policy.

Foreign Exchange Risk
From 2013 through 2017, concurrently with the issuance of NOK senior unsecured bonds (see Note 7) during that time, the Partnership entered into cross-currency swaps, and pursuant to these swaps, the Partnership receives the principal amount in NOK on maturity dates of the swaps in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross-currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross-currency swaps is to economically hedge the foreign currency exposure on the payment of interest and principal of the Partnership’s NOK-denominated bonds due in 2018, 2020 and 2021, and to economically hedge the interest rate exposure. The following table reflects information relating to the cross-currency swaps as at June 30, 2017.

		Floating Rate Receivable
Principal Amount NOK (in thousands)	Principal Amount $	Reference Rate	Margin	Fixed Rate Payable	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (Years)
900,000	150,000	NIBOR	4.35%	6.43%	(45,161)	1.2
1,000,000	134,000	NIBOR	3.70%	5.92%	(16,572)	2.9
1,200,000	146,500	NIBOR	6.00%	7.70%	(171)	4.3
					(61,904)

Interest Rate Risk

The Partnership enters into interest rate swaps which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on certain of its outstanding floating-rate debt. As at June 30, 2017, the Partnership was committed to the following interest rate swap agreements:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of (Liability) $	Weighted- Average Remaining Term (years)	Fixed Interest Rate (%) (i)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps	LIBOR	90,000	(4,108)	1.2	4.9
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	150,000	(26,368)	11.5	5.2
U.S. Dollar-denominated interest rate swaps (ii)	LIBOR	48,201	(1,256)	4.1	2.8
U.S. Dollar-denominated interest rate swaps (iii)	LIBOR	320,000	(20,069)	0.5	3.4
U.S. Dollar-denominated interest rate swaps (iv)	LIBOR	104,000	(336)	1.5	1.7
U.S. Dollar-denominated interest rate swaps (v)	LIBOR	197,629	(1,260)	9.2	2.3
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (vi)	EURIBOR	230,343	(30,856)	3.5	3.1
			(84,253)

(i)	Excludes the margins the Partnership pays on its floating-rate term loans, which, at June 30, 2017, ranged from 0.30% to 4.50%.

(ii)	Principal amount reducing semi-annually.

(iii)
These interest rate swaps are being used to economically hedge expected interest payments on future debt that is planned to be outstanding from 2017 to 2024. These interest rate swaps are subject to mandatory early termination in 2017 and 2018 whereby the swaps will be settled based on their fair value at that time.

(iv)	Principal amount reducing quarterly.

(v)	Principal amount reducing quarterly commencing December 2017.

(vi)	Principal amount reducing monthly to 70.1 million Euros ($80.1 million) by the maturity dates of the swap agreements.

As part of its economic hedging program, the Partnership has one interest rate swaption agreement. Pursuant to the swaption agreement, the Partnership has a one-time option (or Call Option) to enter into an interest rate swap with a third party, and the third party has a one-time option (or Put Option) to require the Partnership to enter into an interest swap. If the Partnership or the third party exercises its option, there will be a cash settlement for the fair value of the interest rate swap, in lieu of taking delivery of the actual interest rate swap. At June 30, 2017, the terms of the interest rate swap underlying the interest rate swaption was as follows:

	Interest Rate Index	Principal Amount $	Option Exercise Date	Carrying Amount of Assets (Liability) $	Remaining Term (Years)	Fixed Interest Rate (%)
Interest rate swaption - Call Option	LIBOR	160,000 (i)	January 31, 2018	154	8.0	3.1
Interest rate swaption - Put Option	LIBOR	160,000 (i)	January 31, 2018	(959)	8.0	2.0

(i)	Amortizing every three months from $160.0 million in January 2018 to $82.5 million in January 2026.

As at June 30, 2017, the Partnership had multiple interest rate swaps, interest rate swaptions, and cross-currency swaps with the same counterparty that are subject to the same master agreements. Each of these master agreements provides for the net settlement of all swaps subject to that master agreement through a single payment in the event of default or termination of any one swap. The fair value of these derivative instruments are presented on a gross basis in the Partnership’s consolidated balance sheets. As at June 30, 2017, these interest rate swaps, interest rate swaptions, and cross-currency swaps had an aggregate fair value asset of $0.5 million and an aggregate fair value liability of $95.5 million. As at June 30, 2017, the Partnership had $30.4 million (December 31, 2016 – $37.8 million) on deposit as security for swap liabilities under certain master agreements. The deposit is presented in restricted cash – current and – long-term on the Partnership’s consolidated balance sheets.

Credit Risk

The Partnership is exposed to credit loss in the event of non-performance by the counterparties to the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.

Other Derivative

In order to reduce the variability of its revenue, the Partnership has entered into an agreement with Teekay Corporation under which Teekay Corporation pays the Partnership any amounts payable to the charterer of the Toledo Spirit as a result of spot rates being below the fixed rate, and the Partnership pays Teekay Corporation any amounts payable to the Partnership by the charterer of the Toledo Spirit as a result of spot rates being in excess of the fixed rate. The fair value of the derivative asset at June 30, 2017 was $2.2 million (December 31, 2016 – asset of $2.1 million).

The following table presents the classification and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s consolidated balance sheets.

	Advances to affiliates	Current portion of derivative assets $	Derivative assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at June 30, 2017
Interest rate swap agreements	—	—	496	(3,753)	(34,065)	(46,931)
Interest rate swaption agreements	—	154	—	—	(959)	—
Cross-currency swap agreements	—	—	1,180	(814)	(7,036)	(55,234)
Toledo Spirit time-charter derivative	135	1,200	900	—	—	—
	135	1,354	2,576	(4,567)	(42,060)	(102,165)
As at December 31, 2016
Interest rate swap agreements	—	—	1,080	(5,514)	(22,432)	(59,735)
Interest rate swaption agreements	—	31	3,252	—	(1,525)	(2,705)
Cross-currency swap agreements	—	—	—	(1,090)	(32,843)	(65,853)
Toledo Spirit time-charter derivative	1,274	500	360	—	—	—
	1,274	531	4,692	(6,604)	(56,800)	(128,293)

Realized and unrealized gains (losses) relating to non-designated interest rate swap agreements, interest rate swaption agreements, and the Toledo Spirit time-charter derivative are recognized in earnings and reported in realized and unrealized loss on non-designated derivative instruments in the Partnership’s consolidated statements of (loss) income. The effect of the gain (loss) on these derivatives on the Partnership’s consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(4,610)	(1,866)	(6,476)	(6,613)	(6,220)	(12,833)
Interest rate swaption agreements	—	112	112	—	(7,088)	(7,088)
Interest rate swaption agreements termination	(1,005)	—	(1,005)	—	—	—
Toledo Spirit time-charter derivative	(135)	120	(15)	—	2,600	2,600
	(5,750)	(1,634)	(7,384)	(6,613)	(10,708)	(17,321)

	Six Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Interest rate swap agreements	(9,285)	2,436	(6,849)	(13,256)	(26,877)	(40,133)
Interest rate swaption agreements	—	142	142	—	(18,757)	(18,757)
Interest rate swaption agreements termination	(610)	—	(610)	—	—	—
Toledo Spirit time-charter derivative	(120)	1,240	1,120	630	2,850	3,480
	(10,015)	3,818	(6,197)	(12,626)	(42,784)	(55,410)

Realized and unrealized gains (losses) relating to cross-currency swap agreements are recognized in earnings and reported in foreign currency exchange loss in the Partnership’s consolidated statements of (loss) income. The effect of the gain (loss) on these derivatives on the Partnership's consolidated statements of (loss) income is as follows:

	Three Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(2,084)	34,906	32,822	(2,329)	(6,571)	(8,900)
Cross-currency swap agreements termination	(25,733)	—	(25,733)	—	—	—
	(27,817)	34,906	7,089	(2,329)	(6,571)	(8,900)

	Six Months Ended June 30,
	2017			2016
	Realized gains (losses)	Unrealized gains (losses)	Total	Realized gains (losses)	Unrealized gains (losses)	Total
	$	$	$	$	$	$
Cross-currency swap agreements	(5,621)	37,605	31,984	(4,620)	14,741	10,121
Cross-currency swap agreements termination	(25,733)	—	(25,733)	—	—	—
	(31,354)	37,605	6,251	(4,620)	14,741	10,121

For the periods indicated, the following table presents the effective and ineffective portions of gains or losses on interest rate swap agreements designated and qualifying as cash flow hedges. The following table excludes any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity-accounted joint ventures.

Three Months Ended June 30, 2017				Three Months Ended June 30, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(1,070)	—	(747)	Interest expense	(4,136)	—	484	Interest expense
(1,070)	—	(747)		(4,136)	—	484

Six Months Ended June 30, 2017				Six Months Ended June 30, 2016
Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $		Effective Portion Recognized in AOCI (i) $	Effective Portion Reclassified from AOCI (ii) $	Ineffective Portion (iii) $
(1,102)	—	(747)	Interest expense	(9,515)	—	(914)	Interest expense
(1,102)	—	(747)		(9,515)	—	(914)

(i)	Effective portion of designated and qualifying cash flow hedges recognized in other comprehensive (loss) income.

(ii)	Effective portion of designated and qualifying cash flow hedges recorded in accumulated other comprehensive loss (or AOCI) during the term of the hedging relationship and reclassified to earnings.

(iii)	Ineffective portion of designated and qualifying cash flow hedges.